Income Taxes - Schedule of Income Tax Recognized Directly in Equity (Detail) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended				12 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2020	Dec. 31, 2019	[1]	Jun. 30, 2019	Dec. 31, 2019
Current and deferred tax relating to items charged or credited directly to equity [line items]
Income tax expense (recovery) from operations	$ 160	$ 1,480	$ 894	$ 92	$ 1,639	$ (1,363)		$ 986	$ (376)
Write down (reversal of write down) or recognition of prior period temporary differences
Current and deferred tax relating to items charged or credited directly to equity [line items]
Income tax expense (recovery) from operations	$ 160		$ 894		$ 1,639			$ 986

[1]	Definitions as follows: “OCI” = Other Comprehensive Income (Loss); “SBC” = Equity Settled Stock Based Compensation; “Options” = Share Purchase Options; “RSUs” = Restricted Share Units; “LTI’s” = Long-Term Investments; “Warrants” = Share Purchase Warrants.